Offerings - Offering: 1	Feb. 25, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Mortgage Backed Securities
Security Class Title	Benchmark 2026-V21 Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2026-V21
Amount Registered | shares	1,010,463,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 1,010,463,000
Amount of Registration Fee	$ 139,544.94
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee. Calculated in accordance with Rule 457(o) of the Securities Act of 1933.